25. PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
Schedule of provisions for contingencies

Company recorded provisions for contingencies in relation to the legal actions in which, based on the assessment of the Company’s management and its legal advisors, the chances of loss are assessed as ‘probable’ (i.e. an outflow of funds to settle the obligation will be necessary), as follows:

	2019	Additions	Reversals	Settled / Reversal (1)	Provisions arising from business combination (2)	2020
Labor	497	106	(60)	(116)	—	427
Civil
Customer relations	19	22	—	(18)	—	23
Other civil actions	18	21	—	(7)	—	32
	37	43	—	(25)	—	55
Tax	1,260	113	(38)	(41)	—	1,294
Regulatory	36	16	—	—	—	52
Others	58	13	(7)	(3)	3	64
Total	1,888	291	(105)	(185)	3	1,892
(1)	This includes the amount of R$39, corresponding to the reversal of the contingency provisions relating to ICMS credits, recognized as recoverable taxes, due to a final judgment, against which there is no further appeal, in favor of the subsidiary Gasmig, on June 9, 2020.
(2)	On January 13, 2020, the Company obtained the Centroeste control, which is consolidated as of 2020 first quarter. More details see note 16.
	2018	Additions	Reversals	Settled	2019
Labor	457	180	(44)	(96)	497
Civil
Customer relations	19	21	(1)	(20)	19
Other civil actions	29	16	(12)	(15)	18
	48	37	(13)	(35)	37
Tax	52	1,236	(8)	(20)	1,260
Environmental	1	—	(1)	—	—
Regulatory	37	2	(1)	(2)	36
Others	46	13	(1)	—	58
Total	641	1,468	(68)	(153)	1,888
	2017	Additions	Reversals	Settled	2018
Labor	474	67	(25)	(59)	457
Civil
Customer relations	18	17	—	(16)	19
Other civil actions	43	10	(14)	(10)	29
	61	27	(14)	(26)	48
Tax	57	5	(10)		52
Environmental	—	1	—	—	1
Regulatory	40	8	(10)	(1)	37
Others	46	7	(5)	(2)	46
Total	678	115	(64)	(88)	641